Document and Entity Information	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	001-36421
Entity Registrant Name	Aurinia Pharmaceuticals Inc.
Entity Central Index Key	0001600620
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-1231763
Entity Address, Address Line One	#140, 14315 – 118 Avenue
Entity Address, City or Town	Edmonton
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T5L 4S6
City Area Code	250
Local Phone Number	744-2487
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	AUPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false